UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3657


                      Scudder State Tax-Free Income Series
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder New York Tax Free Income Fund
Investment Portfolio as of November 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------

                                                                                                Principal
                                                                                                Amount ($)             Value ($)
                                                                                         ---------------------------------------
Municipal Investments 99.5%
New York 92.3%
Albany County, NY, Airport Revenue:
AMT, 5.375%, 12/15/2017 (a)                                                                     1,000,000             1,067,250
AMT, 5.5%, 12/15/2019 (a)                                                                       1,000,000             1,072,950
Albany, NY, Other General Obligation, 7.0%, 1/15/2008 (a)                                          10,000                10,041
Battery Park, NY, Battery Park City Authority, Prerefunded, 8.625%,
6/1/2023                                                                                           10,000                10,318
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development
Authority,  Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030                       2,000,000             2,095,560
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)                       1,020,000             1,119,899
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%,
12/15/2015 (a)                                                                                  1,000,000             1,123,190
Buffalo, NY, State Agency General Obligation Lease, Public Improvement,
Series D, 5.75%, 12/1/2012 (a)                                                                  1,000,000             1,129,760
Chautauqua County, NY, County General Obligation:
ETM, 7.3%, 4/1/2008 (a)                                                                           575,000               662,688
ETM, 7.3%, 4/1/2009 (a)                                                                           575,000               679,805
Erie County, NY, County General Obligation, Public Improvement, 6.125%,
1/15/2012 (a)                                                                                     590,000               692,495
Islip, NY, Higher Education Revenue, Community Development Agency,
Institute of Technology, Prerefunded, 7.5%, 3/1/2026                                            4,000,000             4,336,880
Long Island, NY, Electric Revenue, Electric Power Authority, Series C,
5.5%, 9/1/2021                                                                                  1,250,000             1,342,800
Long Island, NY, Electric Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)                                                                      10,000,000             7,592,400
Zero Coupon, 6/1/2014 (a)                                                                       2,115,000             1,449,346
Series A, 5.0%, 12/1/2018 (a)                                                                   4,000,000             4,226,600
Series A, ETM, 5.5%, 12/1/2013 (a)                                                              3,000,000             3,451,170
Long Island, NY, Power Authority, Electric System Revenue, Series 3B-RMKT,
1.67%*, 5/1/2033, West LB AG (b)                                                                1,550,000             1,550,000
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)                                                                              1,050,000             1,227,009
6.0%, 3/1/2014 (a)                                                                              1,040,000             1,220,565
6.0%, 3/1/2015 (a)                                                                              1,250,000             1,476,388
6.0%, 3/1/2017 (a)                                                                              1,410,000             1,647,359
6.0%, 3/1/2018 (a)                                                                              1,130,000             1,352,248
Montgomery, NY, School District General Obligation, Valley Central School
District, 7.15%, 6/15/2008 (a)                                                                    625,000               718,650
Nassau County, NY, County General Obligation, Series F, 7.0%, 3/1/2010 (a)                      4,445,000             5,258,257
Nassau County, NY, Sales & Special Tax Revenue, Interim Finance Authority,
Series A, Prerefunded, 5.75% , 11/15/2015                                                       1,500,000             1,716,915
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue,
Series B, 5.0%, 10/1/2023 (a)                                                                     500,000               521,480
New York, County General Obligation Lease, Dormitory Authority, Westchester
County Court Facilities, 5.25%, 8/1/2014                                                        2,555,000             2,786,790
New York, Environmental Facilities Corp., Pollution Control, State Water
Revenue, Series D-02, 6.9%, 5/15/2015                                                             175,000               179,144
New York, Higher Education Revenue, Dormitory Authority:
Series C, 5.75%, 5/15/2017 (a)                                                                  2,000,000             2,339,660
Series C, Prerefunded, 7.375%, 5/15/2010                                                          215,000               255,805
Series C, 7.375%, 5/15/2010                                                                       785,000               895,002
Series B, Prerefunded, 7.5%, 5/15/2011                                                            325,000               390,400
Series B, 7.5%, 5/15/2011                                                                         675,000               782,507
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)                                                                                900,000             1,061,433
6.0%, 7/1/2021 (a)                                                                                850,000             1,025,159
New York, Higher Education Revenue, Dormitory Authority, Columbia University,
Series A, 5.25%, 7/1/2015                                                                       1,000,000             1,093,700
New York, Higher Education Revenue, Dormitory Authority, Fordham University,
7.2%, 7/1/2015 (a)                                                                                790,000               793,160
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys
School, Series A, 5.5%, 7/1/2018 (a)                                                            1,375,000             1,521,053
New York, Higher Education Revenue, Dormitory Authority, New York
University:
Series 2, 5.5%, 7/1/2016 (a)                                                                    1,000,000             1,109,870
Series 1, 5.5%, 7/1/2031 (a) (c)                                                                6,500,000             7,295,015
Series 1, 5.5%, 7/1/2040 (a)                                                                    5,000,000             5,650,100
Series A, 5.75%, 7/1/2027 (a)                                                                   3,000,000             3,486,000
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)                                                                                  5,000                 5,762
6.5%, 7/1/2011 (a)                                                                                760,000               898,198
6.5%, 7/1/2012 (a)                                                                                500,000               597,875
New York, Higher Education Revenue, Urban Development Corp., Syracuse
University, Center for Science and Technology:
5.5%, 1/1/2015                                                                                  4,500,000             5,013,225
5.5%, 1/1/2017                                                                                  4,890,000             5,499,881
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University,
5.375%, 7/1/2016 (a)                                                                            1,000,000             1,100,150
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai
School of Medicine, Series B, 5.7%, 7/1/2011 (a)                                                1,825,000             2,021,826
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan
Kettering Institute:
Series C, 5.5%, 7/1/2023 (a)                                                                    3,000,000             3,401,490
5.75%, 7/1/2020 (a)                                                                             2,960,000             3,464,029
New York, Housing Finance Agency, State University Construction, Series A,
ETM, 8.0%, 5/1/2011                                                                               200,000               241,904
New York, Metropolitan Transportation Authority, Transportation Authority
Revenue, Series F, 5.25%, 11/15/2027 (a)                                                        1,200,000             1,254,072
New York, Multi Family Housing Revenue, Housing Finance Agency, Series A,
6.95%, 8/15/2012                                                                                  590,000               602,243
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)                                                                   1,185,000             1,324,036
Series C, 5.5%, 4/1/2017                                                                        6,000,000             6,784,800
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority,
Series A, Prerefunded, 5.25%, 4/1/2016 (a)                                                      2,000,000             2,261,480
New York, Sales & Special Tax Revenue, Personal Income Tax, Series A,
5.375%, 3/15/2018                                                                               2,500,000             2,699,800
New York, Sales & Special Tax Revenue, Thruway Authority, Series A,
5.5%, 3/15/2020                                                                                 1,960,000             2,166,016
New York, Sales & Special Tax Revenue, Urban Development Corp., Series A,
5.375%, 3/15/2016                                                                               1,000,000             1,081,890
New York, Sales Tax Asset Receivable, Series A, 5.0%, 10/15/2026 (a)                            5,000,000             5,143,050
New York, Senior Care Revenue, Dormitory Authority, Inverse Floater,
Series 310, 144A, 10.81%**, 2/15/2010 (a)                                                       1,110,000             1,483,215
New York, State Agency General Obligation Lease, Dormitory Authority,
City University System:
Series A, 5.625%, 7/1/2016 (a)                                                                  1,100,000             1,264,626
Series A, 5.75%, 7/1/2009 (a)                                                                   1,000,000             1,120,390
Series A, 5.75%, 7/1/2013 (a)                                                                   4,100,000             4,714,918
5.75%, 7/1/2018 (a)                                                                             2,250,000             2,629,845
New York, State Agency General Obligation Lease, Dormitory Authority,
State University Educational Facilities, Prerefunded, 5.25%, 5/15/2018 (a)                      3,000,000             3,357,360
New York, State Agency General Obligation Lease, Thruway Authority,
Capital Appreciation, Series A, Zero Coupon, 1/1/2006                                           2,905,000             2,821,452
New York, State Agency Revenue Lease, Urban Development Corp., Correctional
Facilities:
Series B, 5.25%, 1/1/2013 (a)                                                                   1,700,000             1,880,098
Series A, 5.5%, 1/1/2014 (a)                                                                    2,000,000             2,266,500
New York, State Dormitory Authority Revenue, Series A-1, 5.0%,
8/15/2025 (a)                                                                                   2,175,000             2,229,505
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%,
8/1/2023 (a)                                                                                    3,000,000             3,117,420
New York, State Dormitory Authority Revenue, Personal Income Tax, Series A,
5.375%, 3/15/2020                                                                               3,000,000             3,247,740
New York, State General Obligation, Series A-4, 1.67%*, 8/1/2021,
Landesbank Baden-Wurttm (b)                                                                       100,000               100,000
New York, State General Obligation Lease, Dormitory Authority,
City University System:
Series A, 5.75%, 7/1/2018 (a)                                                                   2,000,000             2,328,560
Series D, ETM, 7.0%, 7/1/2009                                                                   1,640,000             1,805,181
New York, State General Obligation Lease, Dormitory Authority, Judicial
Facilities, ETM, 7.375%, 7/1/2016 (a)                                                             100,000               122,295
New York, State General Obligation Lease, Dormitory Authority, State
University Educational Facilities:
Series B, 5.375%, 7/1/2019                                                                      1,980,000             2,122,045
Series A, 5.875%, 5/15/2011                                                                     2,250,000             2,558,700
5.875%, 5/15/2017 (a)                                                                           2,325,000             2,741,873
New York, State General Obligation Lease, Dormitory Authority, Upstate
Community Colleges, Series A, 5.875%, 7/1/2016                                                  3,555,000             3,852,767
New York, State General Obligation Lease, Urban Development Corp.,
State Facilities, 5.6% , 4/1/2015                                                               2,260,000             2,555,359
New York, State General Obligation, Tobacco Settlement Financing Corp.,
Series A-1, 5.5%, 6/1/2019                                                                      6,000,000             6,604,680
New York, State Revenue Lease, Urban Development Corp., Correctional Capital
Facilities, 5.125%, 4/1/2016 (a)                                                                2,525,000             2,719,879
New York, State Thruway Authority, Service Contract Revenue, 5.25%,
4/1/2013                                                                                          970,000             1,049,715
New York, Transportation/Tolls Revenue, General Improvements, Triborough
Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2021                                                                      6,000,000             6,278,340
Series A, 5.25%, 1/1/2018                                                                       2,000,000             2,142,040
New York, Transportation/Tolls Revenue, Inverse Floater, Securities Trust
Certificates, 144A, 9.131%**, 11/15/2017 (a)                                                    5,000,000             6,144,200
New York, Transportation/Tolls Revenue, Metropolitan Transportation
Authority:
Series Q, ETM, 5.125%, 7/1/2012 (a)                                                             5,000,000             5,371,900
Series C, Prerefunded, 5.125% , 7/1/2013 (a)                                                    4,000,000             4,460,739
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel
Authority, Series Y, 6.125%, 1/1/2021                                                           7,205,000             8,759,767
New York, Urban Development Corp., Personal Income Tax:
Series B, 5.25%, 3/15/2018 (a)                                                                  3,010,000             3,265,368
Series B, 5.25%, 3/15/2019 (a)                                                                  1,000,000             1,081,180
New York, Water & Sewer Revenue, Environmental Facilities Corp.,  Riverbank
State Park, 6.25%, 4/1/2012 (a)                                                                 3,695,000             4,348,535
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean
Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015                                                                      3,120,000             3,402,984
Series C, 5.25%, 6/15/2015                                                                      5,330,000             5,818,974
Series B, 5.25%, 6/15/2016                                                                      6,000,000             6,522,660
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water
Pollution Control, Series E, 6.5%, 6/15/2014                                                       90,000                90,332
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT,
Series 4, 7.0% , 10/1/2007                                                                      1,800,000             1,859,922
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 1-C,
1.65%*, 11/1/2022                                                                               1,000,000             1,000,000
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air
Lines, AMT, 6.0%, 11/1/2015 (a)                                                                   760,000               779,312
New York, NY, Core City General Obligation:
Series H, 5.125%, 8/1/2018 (a)                                                                  3,405,000             3,659,422
Series D, 5.25%, 2/1/2021 (a)                                                                   4,000,000             4,283,400
Series B, 7.25%, 8/15/2007                                                                      2,250,000             2,515,522
New York, NY, Core City General Obligation, Public Improvement, Series B,
8.25%, 6/1/2006                                                                                 2,750,000             2,978,717
New York, NY, Core City General Obligation, Transitional Finance Authority,
Series B, 5.5%, 2/1/2017                                                                        1,190,000             1,310,107
New York, NY, Core City General Obligation, Transitional Finance Authority,
Future Tax Secured, Series C, 5.375%, 2/1/2017                                                  1,500,000             1,635,375
New York, NY, General Obligation:
Series I, 5.0%, 8/1/2021                                                                        2,500,000             2,588,050
Series D, 5.0%, 11/1/2023                                                                       5,000,000             5,147,650
Prerefunded, Series I, 6.0%, 4/15/2009                                                          1,445,000             1,559,112
Prerefunded, Series H, 6.0%, 8/1/2014                                                              50,000                55,215
Series H, 6.0%, 8/1/2014                                                                        2,450,000             2,660,504
Prerefunded, Series A, 6.25%, 8/1/2009                                                            210,000               226,913
Series A, 6.25%, 8/1/2009                                                                       4,965,000             5,315,728
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency,
British Airways PLC Project, AMT, 7.625%, 12/1/2032                                             2,000,000             1,989,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System
Revenue:
Series C-3, 1.64%*, 6/15/2018                                                                     300,000               300,000
Series A, 1.67%*, 6/15/2025 (a)                                                                 1,000,000             1,000,000
Series F-1, 1.67%, 6/15/2033                                                                      900,000               900,000
Series C-1, 5.0%, 5/1/2017                                                                      4,000,000             4,204,480
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater
Project:
5.8%, 8/1/2016                                                                                  1,000,000             1,066,860
5.85%, 8/1/2008                                                                                   600,000               645,756
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series A, 5.25%, 11/15/2013                                                                       500,000               545,540
Series B, 6.125%, 11/15/2014                                                                      355,000               405,921
New York, NY, Transitional Finance Authority, NYC Recovery:
Series 3-H, 1.65%*, 11/1/2022                                                                     500,000               500,000
Series 3-B, 1.74%, 11/1/2022,                                                                     100,000               100,000
New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A,
5.0%, 3/15/2021 (a)                                                                             2,000,000             2,103,060
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority,
Series D, Zero Coupon, 6/15/2017                                                                5,000,000             2,902,100
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority,
Inverse Floater, Rites-PA 838, 144A, 9.639%**, 6/15/2016                                        5,000,000             6,066,100
Niagara County, NY, County General Obligation, 7.1%, 2/15/2011 (a)                                500,000               605,685
Niagara County, NY, Industrial Development Revenue, Industrial Development
Agency, Series D, 5.55%*, 11/15/2024                                                            3,760,000             4,007,333
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT:
7.25%, 11/1/2011 (a)                                                                              215,000               261,137
8.5%, 11/1/2006 (a)                                                                             1,240,000             1,372,494
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%,
10/1/2015 (a) (c)                                                                              10,720,000            11,854,605
North Babylon, NY, School District General Obligation, Unified Free School
District, 5.25%, 1/15/2016 (a)                                                                  1,605,000             1,745,662
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management
Authority:
5.5%, 4/1/2013 (a)                                                                                500,000               559,270
5.5%, 4/1/2014 (a)                                                                              1,000,000             1,118,990
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The
Glen Arden Project:
5.625%, 1/1/2018                                                                                2,000,000             1,782,720
5.7%, 1/1/2028                                                                                  3,750,000             3,077,662
Shenendehowa, NY, School District General Obligation, Central School
District, Clifton Park:
6.85%, 6/15/2008 (a)                                                                              350,000               401,408
6.85%, 6/15/2009 (a)                                                                              350,000               410,396
Tompkins County, NY, Higher Education Revenue, Industrial Development                           1,100,000             1,274,460
Agency, Cornell University, Prerefunded, 6.0%, 7/1/2017 Troy, NY, Sales &
Special Tax Revenue, Municipal Assistance Corp.:
Series B, Zero Coupon, 1/15/2007 (a)                                                              650,000               616,597
Series B, Zero Coupon, 7/15/2007 (a)                                                              650,000               607,965
Series B, Zero Coupon, 1/15/2008 (a)                                                              750,000               689,212
                                                                                                                    -----------
                                                                                                                    332,049,052

Puerto Rico 6.3%
Puerto Rico, Electric Revenue, Electric Power Authority, 6.0%,
7/1/2012 (a)                                                                                    4,020,000             4,717,993
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation
Authority, Series Z, 6.0%, 7/1/2018 (a)                                                         2,750,000             3,310,807
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency,
Inverse Floater, Rites-PA 944B, 144A, 9.698%**, 7/1/2016 (a)                                    3,375,000             4,425,604
Puerto Rico, State General Obligation, Public Improvements, 5.5%,
7/1/2013 (a)                                                                                    5,000,000             5,721,950
Puerto Rico, Transportation/Tolls Revenue, Highway and Transportation
Authority, Series E, 5.5%, 7/1/2019 (a)                                                         4,000,000             4,622,000
                                                                                                                    -----------
                                                                                                                     22,798,354

Virgin Islands 0.9%
Virgin Islands, State Agency General Obligation Public Finance Authority,
6.0%, 10/1/2007                                                                                 3,000,000             3,183,570
                                                                                                                    -----------


                                                                                                  % of
                                                                                               Net Assets              Value ($)
                                                                                               ----------              ---------

Total Investment Portfolio  (Cost $329,426,049)                                                      99.5           358,030,976
Other Assets and Liabilities, Net                                                                     0.5             1,919,643
                                                                                                                    -----------
Net Assets                                                                                          100.0           359,950,619
                                                                                                                    ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These are often payable on demand and are shown at their current rate as of November 30, 2004.

** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for the more traditional municipal securities. These securities, amounting to $18,119,119 aggregating 5.0% of net assets, are shown at their current rate as of November
30, 2004.

(a) Bond is insured by one of these companies:
                                                             As of % of Total
Insurance Coverage                                         Investment Portfolio
--------------------------------------------------------------------------------
AMBAC        AMBAC Assurance Corp.                                 12.8
--------------------------------------------------------------------------------
FGIC         Financial Guaranty Insurance Company                  10.3
--------------------------------------------------------------------------------
FSA          Financial Security Assurance                          14.5
--------------------------------------------------------------------------------
MBIA         Municipal Bond Investors Assurance                    16.8
--------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

(c) At November 30, 2004 these securities have been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2004, open futures contracts sold were as follows:

                                                                                                                     Unrealized
                       Expiration                                            Aggregated                             Appreciation/
Futures                   Date        Contracts                              Face Value ($)      Value ($)        (Depreciation) ($)
------------------------------------------------------------------------------------------------------------------------------------
10 YR CBT
Swap Future            3/14/2005                   214                         23,625,654        23,285,875             339,779
------------------------------------------------------------------------------------------------------------------------------------

At November 30, 2004, open interest rate swaps were as follows:

    Effective/                                                               Cash Flows                             Net Unrealized
    Expiration          Notional             Cash Flows Paid                 Received by the                        Appreciation/
       Date            Amount ($)              by the Fund                      Fund                              (Depreciation) ($)
------------------------------------------------------------------------------------------------------------------------------------
    10/14/2004
    10/14/2013          9,000,000            +Fixed - 3.617%             Floating - BMA                                    99,900
------------------------------------------------------------------------------------------------------------------------------------
    1/27/2005
    1/27/2015           3,000,000          ++++Fixed - 5.175%            Floating - LIBOR                                 (82,200)
------------------------------------------------------------------------------------------------------------------------------------
    2/25/2005
    2/25/2017           6,300,000           +++Fixed - 5.143%            Floating - LIBOR                                 (74,340)
------------------------------------------------------------------------------------------------------------------------------------
    1/18/2005
    1/18/2015           2,900,000            +Fixed - 5.135%             Floating - LIBOR                                 (75,980)
------------------------------------------------------------------------------------------------------------------------------------
    2/17/2004
    2/17/2022           7,000,000           +++Fixed - 5.135%            Floating - LIBOR                                 (79,800)
------------------------------------------------------------------------------------------------------------------------------------
    1/25/2005
    1/15/2015           3,000,000           +++Fixed - 5.084%            Floating - LIBOR                                 (62,100)
------------------------------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation on open interest rate swaps                                                            (274,520)
------------------------------------------------------------------------------------------------------------------------------------

Counterparties:

+                  JPMorgan Chase Bank
++                 Lehman Brothers, Inc.
+++                Goldman, Sachs & Co.
++++               Citibank NA


BMA:               Represents the Bond Market Association
LIBOR:             Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder New York Tax-Free Income Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder New York Tax-Free Income Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004